Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

Under the FASB’s accounting guidance related to income tax positions, among other things, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the guidance provides guidance on de-recognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s Balance Sheets at December 31, 2017 and 2016, and has not recognized interest and/or penalties in the statement of operations for the year ended December 31, 2017. The Company has no uncertain tax positions as of December 31, 2017.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2013 (federal) and 2012 (California) and forward are subject to examination by the United States and California tax authorities.

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the “Act”). The Act amends the Internal Revenue Code to reduce tax rates and modify policies, credits, and deductions for individuals and business. For businesses, the Act reduces the corporate tax rate from a maximum of 35% to a flat 21% rate. The rate reduction is effective on January 1, 2018. As a result of the rate reduction, the Company has reduced the deferred tax asset balance as of December 31, 2017 by $1,831,504. As a result of the full valuation allowance on the net deferred tax assets, there was a corresponding adjustment to the valuation allowance for this same amount. Therefore, there is no impact on the Company’s 2017 earnings for the law change.

Due to the uncertainties which currently exist in the interpretation of the provisions of the Tax Cuts and Jobs Act of 2017 regarding Internal Revenue Code Section 162(m), the Company has not evaluated all of the potential impacts as amended by the Tax Cuts and Jobs Act of 2017 on its financial statements.

The SEC has issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of US GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act. In accordance with SAB 118, the Company has determined that there is no deferred tax benefit or expense with respect to the re-measurement of certain deferred tax assets and liabilities due to the full valuation allowance against net deferred tax assets. Additional analysis of the law and the impact to the Company will be performed and any impact will be recorded in the respective quarter in 2018.

At December 31, 2017, the Company had federal and California net operating loss carry forwards (‘NOLs’) aggregating $13,213,110 and $13,208,310 respectively, which, if not used, it will begin to expire from 2035. The utilization of these NOLs may become subject to limitations based on past and future changes in ownership of the Company pursuant to Internal Revenue Code 382.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred income tax assets are as follows:

	As of December 31,
	2017	2016
Current deferred tax assets/(liabilities):
State taxes	$336	$560
Capitalized research and development costs	22,717	51,118
Accrual to cash adjustment	-	-
Other	295,265	250,284
Net operating loss	3,697,169	4,057,846
Gross deferred tax assets	4,015,487	4,359,808
Valuation allowance	(4,015,487)	(4,359,808)
Total deferred tax assets	$-	$-

The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2017 and 2016, due to the following:

	As of December 31,
	2017	2016
Expected income tax benefit at federal statutory tax rate	$(1,082,444)	$(1,111,773)
State income taxes, net of federal benefit	(208,619)	(241,899)
Change in fair value of warrant	(268,519)	(452,930)
Change in valuation allowance	(344,321)	1,720,620
Stock Compensation	73,881	83,332
Other Perm Difference	12	4,250
Tax Cuts and Jobs Act	1,831,610	-
Provision for Income Taxes	$1,600	$1,600

The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Due to the substantial doubt related to the Company’s ability to utilize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established at December 31, 2017. As a result of this valuation allowance, there are no income tax benefits reflected in the accompanying statement of operations to offset pre-tax losses.